CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 230,224	$ 1,821	$ 862,390	$ 2,106	$ (636,093)
Balance, shares at Dec. 31, 2008		40,049,000
Issuance of restricted share units	11	11
Issuance of restricted share units, shares		224,000
Stock-based compensation of options and RSUs related to employees and non- employees	937		937
Conversion of convertible subordinated notes	10		10
Conversion of convertible subordinated notes, shares
Comprehensive income (loss):
Foreign currency translation adjustments	(85)			(85)		(85)
Unrealized (loss) gain on forward contracts, net	458			458		458
Realized gain on forward contracts, net	(1,138)			(1,138)		(1,138)
Net income (loss)	1,878				1,878	1,878
Total comprehensive income (loss)						1,113
Balance at Dec. 31, 2009	232,295	1,832	863,337	1,341	(634,215)
Balance, shares at Dec. 31, 2009		40,273,000
Issuance of restricted share units	23	23
Issuance of restricted share units, shares		422,000
Stock-based compensation of options and RSUs related to employees and non- employees	1,726		1,726
Conversion of convertible subordinated notes	1		1
Conversion of convertible subordinated notes, shares
Exercise of stock options	16		16
Exercise of stock options, shares		3,000
Comprehensive income (loss):
Foreign currency translation adjustments	(151)			(151)		(151)
Realized gain on forward contracts, net	(416)			(416)		(416)
Net income (loss)	30,619				30,619	30,619
Total comprehensive income (loss)						30,052
Balance at Dec. 31, 2010	264,113	1,855	865,080	774	(603,596)
Balance, shares at Dec. 31, 2010	40,697,831	40,698,000
Issuance of restricted share units	27	27
Issuance of restricted share units, shares		484,000
Stock-based compensation of options and RSUs related to employees and non- employees	2,009		2,009
Conversion of convertible subordinated notes	9		9
Conversion of convertible subordinated notes, shares
Comprehensive income (loss):
Foreign currency translation adjustments	566			566		566
Unrealized (loss) gain on forward contracts, net	(799)			(799)		(799)
Net income (loss)	(5,850)				(5,850)	(5,850)
Total comprehensive income (loss)						(6,083)
Balance at Dec. 31, 2011	$ 260,075	$ 1,882	$ 867,098	$ 541	$ (609,446)
Balance, shares at Dec. 31, 2011	41,182,011	41,182,000